Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2021 USD ($)
Restricted Net Assets [Abstract]
Annual appropriations percentage of after-tax income	10.00%	10.00%
PRC entity’s registered capital	50.00%	50.00%
Appropriations to general reserve	¥ 1,643	$ 254	¥ 1,226	¥ 886
Annual appropriations	25.00%	25.00%
Total appropriation	¥ 14,784		¥ 11,044	¥ 6,194	$ 2,288